UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06294

Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	May 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 138.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 138.6% (100.0% of Total Investments)

	Consumer Staples – 7.2% (5.2% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 2,075	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 1,805,665
4,675	5.650%, 6/01/41	12/18 at 100.00	BB–	3,943,690
475	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	455,525
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa1	2,376,653
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
8,515	5.750%, 6/01/47	6/17 at 100.00	B	7,189,470
2,180	5.125%, 6/01/47	6/17 at 100.00	B	1,697,435
10,220	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	8,419,032
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,250	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,034,175
	Bonds, Series 2005A-1, 5.500%, 6/01/45
31,775	Total Consumer Staples			26,921,645
	Education and Civic Organizations – 2.8% (2.0% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	294,988
	2005A, 5.000%, 10/01/35
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,594,233
	Series 2011, 6.125%, 10/01/36
535	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	786,150
	Tender Option Bond Trust 09-11B, 17.665%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	211,820
1,500	5.000%, 11/01/30	11/15 at 100.00	A2	1,579,815
1,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,825,591
	Institute, Series 2005A, 5.000%, 7/01/24
905	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	964,630
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
770	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	885,939
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,450,800
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
9,405	Total Education and Civic Organizations			10,593,966
	Health Care – 30.9% (22.3% of Total Investments)
650	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	714,012
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,455	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	1,620,812
	San Diego, Series 2011, 5.250%, 8/15/41
4,850	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,045,940
	5.250%, 11/15/46
10,145	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,554,858
	5.250%, 11/15/46 (UB)
8,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	8,267,568
	West, Series 2005A, 5.000%, 3/01/35
3,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	3,250,320
	Series 2012A, 5.000%, 4/01/42
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	2,005,631
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
12,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	14,614,261
	2011A, 6.000%, 8/15/42
3,475	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,485,981
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	B–	1,435,050
10,000	5.000%, 7/01/39	7/15 at 100.00	B–	9,314,500
5,190	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	5,451,732
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,552,640
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	5,302,430
	Option Bond Trust 3102, 18.765%, 11/15/46 (IF) (4)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,011,080
	2005A, 5.000%, 12/01/23
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,451,633
	2008A, 8.250%, 12/01/38
	Madera County, California, Certificates of Participation, Children’s Hospital Central
	California, Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A+	1,235,582
3,410	5.375%, 3/15/36	3/20 at 100.00	A+	3,646,415
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/14 at 100.00	AA–	6,209,424
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
5,885	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	6,166,480
	6.750%, 11/01/39
5,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,923,366
	6.000%, 11/01/41
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	9,814,501
	Center, Series 2007A, 5.000%, 7/01/38
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,115,231
	7.500%, 12/01/41
1,500	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	1,698,480
	2011, 6.500%, 1/01/41
109,426	Total Health Care			115,887,927
	Housing/Multifamily – 1.5% (1.1% of Total Investments)
2,070	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,249,055
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
275	5.125%, 8/15/32	8/22 at 100.00	BBB	289,853
525	5.500%, 8/15/47	8/22 at 100.00	BBB	553,833
1,500	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,592,205
	Series 2012B, 7.250%, 8/15/47
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,003,470
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
5,370	Total Housing/Multifamily			5,688,416
	Housing/Single Family – 0.5% (0.3% of Total Investments)
1,590	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A–	1,610,034
	5.050%, 2/01/29 (Alternative Minimum Tax)
185	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	193,495
	8/01/30 - FGIC Insured (Alternative Minimum Tax)
1,775	Total Housing/Single Family			1,803,529
	Industrials – 1.2% (0.9% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	4,438,887
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
	Tax Obligation/General – 31.9% (23.0% of Total Investments)
	California State, General Obligation Bonds, Various Purpose and Refunding Series 2014:
2,000	5.000%, 12/01/43	12/23 at 100.00	A1	2,216,020
3,720	4.500%, 12/01/43	12/23 at 100.00	A1	3,891,306
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 –	11/14 at 100.00	A1	140,626
	FGIC Insured
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,000	6.000%, 11/01/39	11/19 at 100.00	A1	18,036,895
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	4,020,415
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,421,120
7,605	5.250%, 11/01/40	11/20 at 100.00	A1	8,528,779
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,215	5.250%, 10/01/28	No Opt. Call	A1	2,604,176
2,415	5.000%, 9/01/31	No Opt. Call	A1	2,726,777
8,910	5.000%, 9/01/41	9/21 at 100.00	A1	9,690,605
9,135	5.000%, 10/01/41	10/21 at 100.00	A1	9,943,446
3,000	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 2/01/29	No Opt. Call	A1	3,456,150
3,000	California State, General Obligation Bonds, Various Purpose Series 2014, 5.000%, 5/01/32	5/24 at 100.00	A1	3,446,160
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA–	4,020,247
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	2,227,540
	2006C, 5.000%, 8/01/31 – AGM Insured
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	4,147,760
	5.000%, 5/01/30 – FGIC Insured
3,915	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	4,114,587
	5.000%, 7/01/24 – NPFG Insured
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	3,778,080
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	5,449,050
	NPFG Insured
3,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	3,644,816
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
16,150	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	6,933,357
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
2,340	Washington Township Health Care District, Alameda County, California, General Obligation	8/24 at 100.00	Aa3	2,747,277
	Bonds, 2004 Election Series 2013B, 5.500%, 8/01/40
1,285	Washington Township Health Care District, Alameda County, California, General Obligation	8/24 at 100.00	Aa3	1,515,915
	Bonds, 2012 Election Series 2013A, 5.500%, 8/01/38
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	10,088,311
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
131,285	Total Tax Obligation/General			119,789,415
	Tax Obligation/Limited – 29.0% (20.9% of Total Investments)
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/14 at 100.00	N/R	3,371,449
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
1,250	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A2	1,383,363
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	2,350,820
	2009G-1, 5.750%, 10/01/30
4,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	5,858,876
	2009-I, 6.375%, 11/01/34
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	747,586
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,006,590
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/14 at 100.00	BBB	1,500,930
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	3,135,300
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,530	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/14 at 100.00	A–	1,539,379
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	3,044,700
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,940	15.314%, 6/01/31 – FGIC Insured (IF)	6/15 at 100.00	A1	2,080,999
1,355	15.314%, 6/01/35 – FGIC Insured (IF)	6/15 at 100.00	A1	1,435,758
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,849,849
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,557,255
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
1,000	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	1,075,250
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
1,345	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,391,564
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	337,775
760	5.125%, 9/01/36	9/16 at 100.00	N/R	776,849
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	4,404,881
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
4,090	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	4,400,472
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
1,895	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks	9/14 at 100.00	N/R	1,907,583
	Improvement Area A, Series 2004A, 5.900%, 9/01/27
735	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	930,569
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	316,575
	Project, Series 2011, 6.750%, 9/01/40
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	10/14 at 100.00	A2	3,609,398
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/14 at 100.00	AA–	697,863
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
5,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	AA–	5,129,450
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA–	1,178,610
	Construction Project, Series 2006, 5.000%, 9/01/23 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,955	5.250%, 9/01/30	9/23 at 100.00	N/R	2,119,748
1,755	5.750%, 9/01/39	9/23 at 100.00	N/R	1,922,638
320	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	348,509
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
225	6.000%, 9/01/33	9/14 at 100.00	N/R	232,520
530	6.125%, 9/01/41	9/14 at 100.00	N/R	547,490
1,920	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/14 at 100.00	N/R	1,922,381
4,930	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	5,255,331
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	5,963,213
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
890	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	1,002,968
	2011A, 5.750%, 9/01/30
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	193,893
	Area, Series 2011B, 6.500%, 10/01/25
45	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/14 at 100.00	N/R	45,368
	Series 1991A, 8.000%, 2/01/18
1,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,258,545
	Series 2012A, 5.000%, 4/01/42
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	155,913
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB+	147,534
165	7.000%, 8/01/41	2/21 at 100.00	BBB+	184,645
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/14 at 100.00	AA	2,208,866
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	935,716
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,260	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA–	1,260,857
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	1,158,443
1,215	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	1,274,972
2,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A+	3,457,540
	Area, Series 2011A, 6.750%, 9/01/28
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/14 at 100.00	AA–	4,726,241
	Series 2003, 5.000%, 6/01/17 – NPFG Insured
220	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	247,427
	7.000%, 10/01/26
1,525	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	1,519,464
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
3,900	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A,	11/22 at 100.00	AA+	4,297,878
	5.000%, 11/01/38
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	AA–	6,886,419
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,263,805
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
385	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	448,795
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
106,235	Total Tax Obligation/Limited			109,006,812
	Transportation – 6.6% (4.7% of Total Investments)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	AA–	8,302,822
	1995A, 5.000%, 1/01/35 – NPFG Insured
2,640	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	3,082,332
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
5,830	5.750%, 1/15/46	1/24 at 100.00	BBB–	6,588,366
5,830	6.000%, 1/15/53	1/24 at 100.00	BBB–	6,678,382
22,600	Total Transportation			24,651,902
	U.S. Guaranteed – 7.9% (5.7% of Total Investments) (5)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (5)	2,403,021
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
2,175	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	8/14 at 100.00	Aaa	2,334,906
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	6,284,374
	Tender Option Bond Trust 1065, 9.251%, 3/01/33 (Pre-refunded 3/01/18) (IF)
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AA (5)	1,046,851
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 (Pre-refunded
	10/01/14) – AGM Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 102.00	AA (5)	2,786,314
3,875	5.000%, 8/01/26 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 102.00	AA (5)	3,984,120
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,811,163
	5.000%, 10/01/29 (Pre-refunded 10/01/14) – NPFG Insured
1,770	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (5)	2,308,328
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AA+ (5)	2,670,380
	6.000%, 8/01/26 – AGC Insured (ETM)
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (5)	618,316
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	1,569,218
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
26,257	Total U.S. Guaranteed			29,816,991
	Utilities – 5.9% (4.3% of Total Investments)
1,810	Anaheim Public Financing Authority, California, Revenue Bonds, Electric Distribution System,	10/14 at 100.00	AA–	1,839,485
	Second Lien Series 2004, 5.250%, 10/01/21 – NPFG Insured
1,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,215,668
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA	5,223,600
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
2,510	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	2,961,273
	2013B, 5.000%, 7/01/28
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
4,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	4,068,760
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,275,070
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,831,584
1,565	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	1,796,698
	Series 2014A, 5.000%, 7/01/35
20,800	Total Utilities			22,212,138
	Water and Sewer – 13.2% (9.6% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
4,710	5.000%, 10/01/28	4/23 at 100.00	AA–	5,526,055
1,500	5.000%, 10/01/34	4/23 at 100.00	AA–	1,703,235
8,380	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	8,570,394
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	945,563
	5.000%, 4/01/36 – NPFG Insured
1,485	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series	6/23 at 100.00	AA	1,689,544
	2013A, 5.000%, 6/01/35
4,685	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	5,223,166
	5.250%, 7/01/39 (UB)
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	5,010,402
	5.500%, 1/01/38
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,311,614
	Bond Trust 3020, 18.061%, 2/01/35 (IF) (4)
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	3,133,172
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
11,320	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	13,362,466
	Series 2010A, 5.250%, 5/15/25
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA	2,263,140
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
43,710	Total Water and Sewer			49,738,751
$ 512,693	Total Long-Term Investments (cost $469,504,820)			520,550,379
	Floating Rate Obligations – (3.7)%			(14,025,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.3)% (6)			(158,900,000)
	Other Assets Less Liabilities – 7.4%			28,061,520
	Net Assets Applicable to Common Shares – 100%			$ 375,686,899

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$520,550,379	$ —	$520,550,379

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $454,916,748.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$53,536,636
Depreciation	(1,929,781)
Net unrealized appreciation (depreciation) of investments	$51,606,855

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014